Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, Senseonics Holdings, Inc. 2015 Equity Incentive Plan
Amount Registered | shares	67,131,518
Proposed Maximum Offering Price per Unit	0.4791
Maximum Aggregate Offering Price	$ 32,162,710.27
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,924.11
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.001 per share ("Common Stock") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the Senseonics Holdings, Inc. 2015 Equity Incentive Plan (the "2015 EIP") on January 1, 2020, January 1, 2021, January 1, 2023, January 1, 2024 and January 1, 2025 pursuant to an "evergreen" provision contained in the 2015 EIP. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Registrant's Common Stock as reported on the NYSE American on August 1, 2025. (4) The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, Senseonics Holdings, Inc. 2016 Employee Stock Purchase Plan
Amount Registered | shares	19,180,434
Proposed Maximum Offering Price per Unit	0.4791
Maximum Aggregate Offering Price	$ 9,189,345.93
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,406.89
Offering Note	(1) See 1 (1) and (3)-(4). (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the Senseonics Holdings, Inc. 2016 Employee Stock Purchase Plan (the "2016 ESPP") on January 1, 2020, January 1, 2021, January 1, 2023, January 1, 2024 and January 1, 2025 pursuant to an "evergreen" provision contained in the 2016 ESPP.